Summary of significant accounting policies - Fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Fair value, Asset, Into or out of level 3	$ 0	$ 0
Fair value, Liabilities, Into or out of level 3	0	$ 0
Recurring
Assets
Cryptocurrencies	8,274,781
Liabilities
Convertible debentures	(14,433,480)
Recurring | Level 1
Assets
Cryptocurrencies	8,274,781
Recurring | Level 3
Liabilities
Convertible debentures	$ (14,433,480)